Revenue and segment information (Reportable segments' assets reconciled to total assets) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Reportable segments' assets [line items]
Assets	¥ 500,771,223	¥ 449,904,658
Impact of other IFRS adjustments [member]
Reportable segments' assets [line items]
Assets	10,702,739	11,698,906
PRC GAAP [member]
Reportable segments' assets [line items]
Assets	481,458,983	432,724,799
PRC GAAP [member] | Investment in Huaneng Finance [member]
Reportable segments' assets [line items]
Assets	1,426,986	1,394,030
PRC GAAP [member] | Deferred income tax assets [member]
Reportable segments' assets [line items]
Assets	5,503,847	2,996,690
PRC GAAP [member] | Prepaid income tax [member]
Reportable segments' assets [line items]
Assets	695,156	133,090
PRC GAAP [member] | Other equity instrument investments [member]
Reportable segments' assets [line items]
Assets	729,070	664,946
PRC GAAP [member] | Corporate assets [member]
Reportable segments' assets [line items]
Assets	254,442	292,197
PRC GAAP [member] | Total [member]
Reportable segments' assets [line items]
Assets	¥ 481,458,983	¥ 432,724,799